Risk management - Most important foreign exchange year-end trading positions (Details) - Foreign exchange risk [member] - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Romanian Leu [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	€ 32	€ (16)
US Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	(160)	203
Japan, Yen [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	27	(44)
Great-Britain Pound [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL		(37)
China, Yuan Renminbi [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL		€ (63)
South Korean Won [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	(24)
New Taiwan Dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [table]
Reportable ECL	€ 42